EMPLOYEE BENEFIT PLANS - AMOUNTS EXPECTED TO BE RECOGNIZED IN NET PERIODIC BENEFIT COST (Details) $ in Thousands	12 Months Ended
Sep. 30, 2020 USD ($)
Pension
Regulatory Assets
Net actuarial loss	$ 8,269
Prior service cost (credit)	102
Total	8,371
Accumulated Other Comprehensive Income (Loss)
Net actuarial loss	3,178
Prior service cost (credit)	0
Total	3,178
OPEB
Regulatory Assets
Net actuarial loss	6,846
Prior service cost (credit)	(166)
Total	6,680
Accumulated Other Comprehensive Income (Loss)
Net actuarial loss	1,064
Prior service cost (credit)	(13)
Total	$ 1,051